Subsequent Events (Details)				1 Months Ended
	May 08, 2020 shares	Mar. 05, 2020 shares	Mar. 02, 2020 shares	Feb. 29, 2020	Sep. 30, 2020 shares	Jan. 24, 2020 shares
Subsequent Event [Line Items]
Number of founder shares outstanding		17,250,000
Class A common stock
Subsequent Event [Line Items]
Number of founder shares outstanding					2,909,621	0
Class B common stock
Subsequent Event [Line Items]
Number of founder shares outstanding					17,250,000	17,250,000
Sponsor
Subsequent Event [Line Items]
Number of founder shares held by sponsor	17,190,000	17,210,000	14,335,000
Messrs. Delman
Subsequent Event [Line Items]
Number of founder shares received from sponsor			20,000
Kazam
Subsequent Event [Line Items]
Number of founder shares received from sponsor		20,000	20,000
Subsequent event | Class B common stock
Subsequent Event [Line Items]
Stock split ratio				1
Number of founder shares outstanding		17,250,000
Subsequent event | Sponsor
Subsequent Event [Line Items]
Number of founder shares held by sponsor			14,335,000
Subsequent event | Sponsor | Class B common stock
Subsequent Event [Line Items]
Number of founder shares held by sponsor		17,210,000
Stock split ratio		1
Subsequent event | Messrs. Delman
Subsequent Event [Line Items]
Number of founder shares received from sponsor			20,000
Subsequent event | Kazam
Subsequent Event [Line Items]
Number of founder shares received from sponsor			20,000